UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Dryden Short-Term Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2004

Date of reporting period:	9/30/2004

Item 1.	Schedule of Investments [INSERT REPORT]

DRYDEN SHORT-TERM BOND FUND, INC.

SCHEDULE OF INVESTMENTS

DRYDEN SHORT-TERM CORPORATE BOND FUND

			September 30, 2004 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 86.8%

ASSET BACKED SECURITIES — 2.1%
American Express Credit Account Master	Baa2	2.23%	03/15/12	$430	$430,000
American Express Credit Account Master, Ser. 2004-C, Class C	Baa2(b)	2.26%	02/15/12	620	620,000
Citibank Credit Card Issuance Trust, Ser. 2000-A3, Class A3	Aaa	6.875%	11/16/09	3,000	3,311,605
DaimlerChrysler Auto Trust,	A2	3.89%	01/08/11	600	602,250
Discover Card Master Trust I, Ser. 2000-9, Class A	Aaa	6.35%	07/15/08	1,000	1,047,587
Household Mortgage Loan Trust	NA	2.13%	02/20/34	372	371,868
Marlin Leasing Receivables LLC., Ser. 2004-1A, Class A3	NA	3.36%	06/15/07	1,000	1,002,500

Total Asset Backed Securities (cost $7,617,890)					7,385,810

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.0%
Bear Stearns Commercial Mortgage Secs, Inc.	Aaa	4.17%	01/12/41	850	859,709
Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A2	Aaa	3.285%	07/05/35	2,500	2,427,344
GS Mortgage Securities Corp. II, Ser. 1998-C1, Class B	NA	6.97%	10/18/30	1,650	1,834,592
J.P. Morgan Chase Commercial Mortgage Securities Corp., Ser. 2003-CB7, Class A2	Aaa	4.128%	01/12/38	1,550	1,554,602
Salomon Brothers Mortgage Securities, Inc., Ser. 2001-C2, Class A2	Aaa	6.168%	02/13/10	3,900	4,216,102

Total Collateralized Mortgage Obligations (cost $10,978,586)					10,892,349

CORPORATE BONDS — 81.2%

Aerospace / Defense — 2.1%
Goodrich Corp.	Baa3	6.45%	12/15/07	980	1,058,027
Lockheed Martin Corp.	Baa2	7.70%	06/15/08	1,100	1,251,679
Lockheed Martin Corp.	Baa2	7.95%	12/01/05	1,060	1,115,369
McDonnell Douglas Corp.	A3	6.875%	11/01/06	1,500	1,611,321
Raytheon Co.	Baa3	6.15%	11/01/08	780	848,726
United Technologies Corp.	A2	4.875%	11/01/06	1,400	1,455,103

					7,340,225

Airlines — 0.8%
Continental Airlines, Inc.	Baa3	6.32%	11/01/08	800	779,898
Southwest Airlines Co.	Aa2	5.496%	11/01/06	2,000	2,068,009

					2,847,907

Automotive — 4.7%
ArvinMeritor, Inc.	Ba1	6.625%	06/15/07	900	938,250
DaimlerChrysler North America Holding, Inc.	A3(b)	2.34%	05/24/06	690	692,554
DaimlerChrysler North America Holding, Inc.	A3(b)	2.3425%	09/10/07	980	981,037
DaimlerChrysler North America Holding, Inc.	A3	4.05%	06/04/08	1,815	1,831,268
DaimlerChrysler North America Holding, Inc.	A3	6.40%	05/15/06	1,860	1,957,213
Equus Cayman Finance Ltd.	Ba1	5.50%	09/12/08	500	516,561
Ford Motor Co.	Baa1	8.875%	04/01/06	1,000	1,059,500
General Motors Acceptance Corp.	A3	6.125%	09/15/06-08/28/07	7,040	7,390,901
General Motors Acceptance Corp.	A3	7.75%	01/19/10	700	769,201
Lear Corp.	Baa3	8.11%	05/15/09	350	404,108

					16,540,593

Banking — 5.9%
Bank of America Corp.	Aa3	8.50%	01/15/07	1,200	1,338,478
Bank of America Corp., Senior Notes	Aa2	5.25%	02/01/07	2,000	2,095,906
Bank One NA Illinois,	Aa2	5.50%	03/26/07	2,000	2,108,922
Countrywide Home Loans, Inc., M.T.N.	A3	5.625%	05/15/07	2,405	2,535,971
Export-Import Bank of Korea	A3	4.125%	02/10/09	1,530	1,529,630
First Union National Bank	Aa3	7.125%	10/15/06	1,367	1,480,316
FleetBoston Financial Corp., Senior Notes	Aa2	4.875%	12/01/06	1,000	1,038,154
HSBC Bank USA, Senior Notes	Aa2	3.875%	09/15/09	1,040	1,035,923
Korea Development Bank	A3	4.75%	07/20/09	880	900,374
PNC Funding Corp.	A2	5.75%	08/01/06	1,000	1,047,693
PNC Funding Corp.	A3	6.125%	02/15/09	400	433,185
Santander Finance Issuances	A1	7.00%	04/01/06	1,200	1,274,257
Santander Finance Issuances	A1	7.25%	05/30/06	1,000	1,067,449

DRYDEN SHORT-TERM CORPORATE BOND FUND (Continued)

			September 30, 2004 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wells Fargo & Co.	Aa2	7.125%	08/15/06	1,000	1,080,711
Wells Fargo & Co., Senior Notes	Aa1	5.125%	02/15/07	1,250	1,304,444
Westdeutsche Landesbank	Aa2	6.05%	01/15/09	800	864,587

					21,136,000

Brokerage Services — 8.8%
Bear Stearns Cos., Inc.	A1	2.875%	07/02/08	970	942,187
Bear Stearns Cos., Inc.	A1	6.50%	05/01/06	1,000	1,055,132
Citicorp, Inc., Sub Notes	Aa2	7.20%	06/15/07	1,600	1,760,894
Citicorp, Inc., M.T.N.	Aa2	6.375%	11/15/08	100	109,840
Citigroup, Inc.	Aa1(b)	2.00%	06/09/09	1,000	1,000,464
Citigroup, Inc.	Aa1	4.25%	07/29/09	2,500	2,542,615
Citigroup, Inc.	Aa1	5.00%	03/06/07	650	678,338
Credit Suisse First Boston	Aa3	3.875%	01/15/09	800	799,453
Credit Suisse First Boston	Aa3	5.75%	04/15/07	1,760	1,866,343
Credit Suisse First Boston	Aa3	5.875%	08/01/06	800	840,973
Goldman Sachs Group, Inc.	Aa3	3.875%	01/15/09	1,285	1,286,294
Goldman Sachs Group, Inc.	Aa3	4.125%	01/15/08	160	163,083
J.P. Morgan Chase & Co.	Aa3	2.16%	10/02/09	3,000	2,999,511
J.P. Morgan Chase & Co., Senior Notes	Aa3	5.25%	05/30/07	2,300	2,416,978
Lehman Brothers Holdings, Inc.	A1	3.60%	03/13/09	875	865,935
Lehman Brothers Holdings, Inc.	A1	4.00%	01/22/08	1,700	1,726,828
Lehman Brothers Holdings, Inc.	A1	6.625%	02/05/06	1,665	1,752,639
Merrill Lynch & Co., Inc.	Aa3	4.125%	09/10/09	2,300	2,306,279
Merrill Lynch & Co., Inc.	Aa3	7.00%	03/15/06	700	744,568
Merrill Lynch & Co., Inc., M.T.N.	Aa3	4.00%	11/15/07	1,000	1,016,826
Morgan Stanley Dean Witter	Aa3	3.875%	01/15/09	1,080	1,080,119
Morgan Stanley Dean Witter	Aa3	5.80%	04/01/07	1,300	1,379,609
Morgan Stanley Dean Witter	Aa3	6.10%	04/15/06	2,000	2,094,804

					31,429,712

Cable — 1.5%
British Sky Broadcasting Group PLC	Baa3	7.30%	10/15/06	1,000	1,076,312
Comcast Cable Communications, Inc.	Baa3	8.375%	05/01/07	670	748,441
Continental Cablevision, Inc., Senior Notes	Baa3	8.30%	05/15/06	1,860	2,004,529
Cox Communications, Inc.	Baa2	3.875%	10/01/08	585	563,919
TCI Communications, Inc., Senior Notes	Baa3	6.875%	02/15/06	750	786,363

					5,179,564

Chemicals — 1.7%
Dow Chemical Co.	A3	5.00%	11/15/07	400	417,202
Dow Chemical Co.	A3	5.75%	12/15/08	990	1,056,620
E.I. du Pont de Nemours & Co.	Aa3	4.125%	04/30/10	900	908,154
Eastman Chemical Co.	Baa2	3.25%	06/15/08	400	391,290
ICI Wilmington, Inc.	Baa3	4.375%	12/01/08	1,300	1,314,958
Lubrizol Corp.	Baa3	5.875%	12/01/08	1,000	1,044,968
Lubrizol Corp., Senior Notes	Baa3	4.625%	10/01/09	500	500,093
Potash Corp. of Saskatchewan, Inc.	Baa2	7.125%	06/15/07	500	547,020

					6,180,305

Commercial Services — 0.3%
Donnelley (R.R.) & Sons Co.	Baa1	3.75%	04/01/09	1,000	984,973

Consumer Products — 0.2%
Maytag Corp., M.T.N.	Baa2	6.875%	03/31/06	750	784,322

Consumer Services — 1.4%
Bunge Ltd. Finance Corp.	Baa3	4.375%	12/15/08	1,000	1,007,080
Cargill, Inc.	A2	3.625%	03/04/09	500	494,461
Cendant Corp.	Baa1	6.875%	08/15/06	1,430	1,524,167
Cendant Corp., Senior Notes	Baa1	6.25%	01/15/08	885	953,985

DRYDEN SHORT-TERM CORPORATE BOND FUND (Continued)

			September 30, 2004 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Fedex Corp.	Baa2	3.50%	04/01/09	1,000	982,862

					4,962,555

Diversified Manufacturing — 0.9%
Honeywell International, Inc.	A2	6.875%	10/03/05	400	416,122
Honeywell International, Inc.	A2	7.50%	03/01/10	220	256,421
Rio Tinto Finance USA Ltd.	Aa3	5.75%	07/03/06	1,000	1,048,194
Tyco International Group SA	Baa3	5.80%	08/01/06	1,370	1,434,635

					3,155,372

Electrical Utilities — 6.0%
Appalachian Power Co.	Baa2	3.60%	05/15/08	750	745,086
Commonwealth Edison Co.	Baa1	7.625%	01/15/07	1,000	1,093,687
Consolidated Edison Co. of New York, Inc., Senior Notes	A1	4.70%	06/15/09	660	684,423
Consumers Energy Co.	Baa3	4.25%	04/15/08	1,000	1,017,030
Consumers Energy Co.	Baa3	4.40%	08/15/09	710	717,087
Detroit Edison Co., Senior Notes	A3	5.05%	10/01/05	1,250	1,279,630
East Coast Power LLC, Senior Notes	Baa3	6.737%	03/31/08	311	316,872
Energy East Corp.	Baa2	5.75%	11/15/06	1,000	1,047,984
FirstEnegy Corp.	Baa3	5.50%	11/15/06	1,500	1,561,380
NiSource Finance Corp.	Baa3	7.625%	11/15/05	1,000	1,050,795
Pacific Gas & Electric Co.	Baa2	3.60%	03/01/09	1,200	1,186,003
PacifiCorp	A3	4.30%	09/15/08	1,000	1,014,839
PPL Electric Utilities Corp.	Baa1	5.875%	08/15/07	500	532,052
Progress Energy, Inc., Senior Notes	Baa2	6.75%	03/01/06	400	420,061
PSE&G Power LLC	Baa1	6.875%	04/15/06	1,585	1,674,713
Public Service Co. of Colorado	A3	4.375%	10/01/08	1,100	1,123,610
Puget Energy, Inc.	Baa2	3.363%	06/01/08	750	738,004
Southern California Edison Co.	A3(b)	1.89%	01/13/06	420	421,630
Southern California Edison Co.	A3	8.00%	02/15/07	1,400	1,549,646
Tampa Electric Co.	Baa2	5.375%	08/15/07	1,100	1,150,478
TXU Corp.	Ba1	4.446%	11/16/06	1,000	1,019,367
Virginia Electric & Power Co., Senior Notes	A3	5.75%	03/31/06	1,100	1,144,392

					21,488,769

Entertainment — 1.3%
Carnival Corp.	A3	3.75%	11/15/07	1,155	1,160,460
Carnival PLC	A3	7.30%	06/01/07	440	479,823
Walt Disney Co.	Baa1	5.375%	06/01/07	405	423,449
Walt Disney Co., M.T.N.	Baa1	5.50%	12/29/06	925	966,724
Walt Disney Co., Senior Notes	Baa1	6.75%	03/30/06	1,475	1,554,605

					4,585,061

Environmental Services — 0.5%
Waste Management, Inc.	Baa3	7.00%	10/15/06	1,000	1,072,353
Waste Management, Inc., Senior Notes	Baa3	6.50%	11/15/08	540	591,968

					1,664,321

Finance — 12.1%
Capital One Bank	Baa2	4.25%	12/01/08	690	698,215
Capital One Bank, Senior Notes	Baa2	6.875%	02/01/06	1,845	1,939,947
Caterpillar Financial Services Corp.	A2	4.50%	06/15/09	1,250	1,283,890
CIT Group, Inc., Senior Notes	A2	5.50%	11/30/07	2,285	2,424,241
Equifax, Inc.	Baa1	4.95%	11/01/07	1,040	1,086,468
Ford Motor Credit Co.	A3	6.375%	11/05/08	1,000	1,057,195
Ford Motor Credit Co.	A3	6.50%	01/25/07	3,005	3,182,839
Ford Motor Credit Co.	A3	6.875%	02/01/06	5,510	5,765,785
Ford Motor Credit Co., Senior Notes	A3	5.80%	01/12/09	1,270	1,316,344
General Electric Capital Corp., M.T.N.	Aaa(a)	5.00%	06/15/07	6,030	6,306,825
General Electric Capital Corp., M.T.N.	Aaa	5.375%	03/15/07	2,805	2,952,114

DRYDEN SHORT-TERM CORPORATE BOND FUND (Continued)

			September 30, 2004 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Household Finance Corp.	A1	4.125%	12/15/08	1,000	1,011,401
Household Finance Corp.	A1	4.625%	01/15/08	835	861,895
Household Finance Corp.	A1	4.75%	05/15/09	1,900	1,961,019
Household Finance Corp.	A1	6.50%	01/24/06	2,320	2,432,144
International Lease Finance Corp.	A1	2.95%	05/23/06	1,200	1,196,939
International Lease Finance Corp.	A1	3.50%	04/01/09	30	29,364
International Lease Finance Corp.	A1	4.50%	05/01/08	660	681,552
International Lease Finance Corp.	A1	4.75%	07/01/09	700	720,729
MBNA America Bank	Baa1	6.50%	06/20/06	1,835	1,940,021
National Rural Utilities Cooperative Finance Corp.	A1	3.00%	02/15/06	1,200	1,204,372
SLM Corp., M.T.N.	A2	3.625%	03/17/08	1,235	1,242,047
Washington Mutual, Inc.	A3	7.50%	08/15/06	700	755,550
Washington Mutual, Inc., Senior Notes	A3	5.625%	01/15/07	1,000	1,051,084

					43,101,980

Food & Beverage — 4.0%
Anheuser-Busch Cos., Inc.	A1	5.125%	10/01/08	143	150,113
Cadbury Schweppes US Finance	Baa2	3.875%	10/01/08	600	601,208
Campbell Soup Co.	A3	5.50%	03/15/07	1,000	1,050,856
ConAgra Foods, Inc.	Baa1	6.00%	09/15/06	1,000	1,051,911
Diageo Capital PLC	A2	3.375%	03/20/08	1,385	1,380,031
General Mills, Inc.	Baa2	5.125%	02/15/07	1,700	1,770,519
Kellogg Co.	Baa2	6.00%	04/01/06	1,250	1,306,994
Kraft Foods, Inc.	A3	4.625%	11/01/06	2,250	2,313,929
Kraft Foods, Inc.	A3	5.25%	06/01/07	1,400	1,465,170
Miller Brewing Co.	Baa1	4.25%	08/15/08	1,000	1,016,545
Tricon Global Restaurants Inc.	Baa3	8.50%	04/15/06	1,000	1,080,027
Tyson Foods, Inc., M.T.N.	Baa3	6.625%	10/17/05	840	866,984

					14,054,287

Gaming — 0.6%
Harrahs Operating Co., Inc.	Baa3	7.125%	06/01/07	1,420	1,540,717
MGM MIRAGE	Ba1	6.00%	10/01/09	700	709,625

					2,250,342

Gas Distribution — 0.2%
Praxair, Inc.	A3	6.625%	10/15/07	500	546,144

Gas Pipelines — 0.5%
Duke Capital LLC, Senior Notes	Baa3	4.331%	11/16/06	750	763,531
Panhandle Eastern Pipe Line Co., Senior Notes	Baa3	2.75%	03/15/07	1,000	981,486

					1,745,017

Gas Utilities — 0.1%
Sempra Energy	Baa1	4.75%	05/15/09	260	268,459

Health Care — 0.7%
Anthem, Inc.	Baa1	3.50%	09/01/07	510	510,080
HCA, Inc.	Ba1	7.125%	06/01/06	1,900	2,004,479

					2,514,559

Industrials — 0.9%
American Standard, Inc.	Ba2	7.625%	02/15/10	160	181,200
Black & Decker Corp.	Baa2	7.00%	02/01/06	755	794,636
Masco Corp.	Baa1(b)	2.11%	03/09/07	810	811,275
Rpm International Inc.	Baa3	4.45%	10/15/09	830	825,235
Ryland Group, Inc., Senior Notes	Ba1	5.375%	06/01/08	500	520,000

					3,132,346

Insurance — 1.3%
Allstate Corp., Senior Notes	A1	5.375%	12/01/06	1,250	1,308,964

DRYDEN SHORT-TERM CORPORATE BOND FUND (Continued)

			September 30, 2004 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hartford Financial Services Group, Inc.	A3	2.375%	06/01/06	725	717,063
Metlife, Inc., Senior Notes	A2	5.25%	12/01/06	1,500	1,566,859
Travelers Property Casualty Corp., Senior Notes	A3	3.75%	03/15/08	1,100	1,108,266

					4,701,152

Integrated Energy — 3.0%
Burlington Resources Finance Co.	Baa1	5.70%	03/01/07	875	921,814
Cooper Cameron Corp., Senior Notes	Baa1	2.65%	04/15/07	830	813,174
Enterprise Products Operating LP, Senior Notes	Baa3	4.00%	10/15/07	750	754,139
Occidental Petroleum Corp., Senior Notes	Baa1	7.65%	02/15/06	1,500	1,594,047
Ocean Energy, Inc.	Baa3	4.375%	10/01/07	1,180	1,205,657
Pemex Project Funding Master Trust	Baa1	7.875%	02/01/09	1,070	1,193,050
Pemex Project Funding Master Trust	Baa1	8.50%	02/15/08	750	842,813
Petrobras International Finance Co.	Baa1	9.875%	05/09/08	300	345,000
Petroleos Mexicanos	Baa1	8.85%	09/15/07	950	1,074,450
Pioneer Natural Resource Co.	Baa3	6.50%	01/15/08	750	812,992
Valero Energy Corp., Senior Notes	Baa3	3.50%	04/01/09	1,000	973,625

					10,530,761

Machinery — 0.4%
John Deere Capital Corp.	A3	4.50%	08/22/07	600	619,974
John Deere Capital Corp.	A3	5.125%	10/19/06	700	728,265

					1,348,239

Media — 2.1%
AMFM, Inc.	Baa3	8.00%	11/01/08	820	929,903
Clear Channel Communications, Inc.	Baa3	6.00%	11/01/06	790	829,543
Liberty Media Corp., Senior Notes	Baa3(b)	3.38%	09/17/06	1,710	1,728,314
News America Holdings, Inc.	Baa3	7.375%	10/17/08	875	973,747
Reed Elsevier Capital, Inc.	A3	6.125%	08/01/06	800	841,835
Time Warner, Inc.	Baa1	6.125%	04/15/06	1,900	1,986,431

					7,289,773

Metals — 0.2%
Alcan Aluminum Ltd.	Baa1	6.25%	11/01/08	815	887,083

Packaging — 0.6%
Pactiv Corp.	Baa2	7.20%	12/15/05	1,500	1,574,685
Sealed Air Corp.	Baa3	8.75%	07/01/08	530	615,157

					2,189,842

Paper — 1.1%
Boise Cascade Corp., M.T.N.	Ba2	7.45%	06/19/06	1,000	1,064,685
MeadWestvaco Corp.	Baa2	2.75%	12/01/05	1,000	1,000,024
Weyerhaeuser Co.	Baa2	6.00%	08/01/06	600	630,634
Weyerhaeuser Co.	Baa2	6.125%	03/15/07	1,200	1,277,397

					3,972,740

Pharmaceuticals — 1.2%
Bristol-Myers Squibb Co.	A1	4.75%	10/01/06	1,490	1,539,671
Hospira, Inc.	Baa3	4.95%	06/15/09	670	686,861
Quest Diagnostics, Inc.	Baa2	6.75%	07/12/06	1,350	1,433,596
Wyeth	Baa1	4.375%	03/01/08	730	738,648

					4,398,776

Railroads — 2.1%
Burlington Northern Santa Fe Corp.	Baa2	6.375%	12/15/05	1,125	1,169,124
Canadian National Railway Co.	Baa1	4.25%	08/01/09	720	729,050
CSX Corp.	Baa2	7.45%	05/01/07	1,100	1,203,970
CSX Corp.,	Baa2	2.75%	02/15/06	600	598,382
Norfolk Southern Corp., Senior Notes	Baa1	6.00%	04/30/08	1,700	1,832,450

DRYDEN SHORT-TERM CORPORATE BOND FUND (Continued)

			September 30, 2004 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Union Oil Co.	Baa2	7.35%	06/15/09	310	353,360
Union Pacific Corp.	Baa2	5.75%	10/15/07	700	743,438
Union Pacific Corp.	Baa2	6.70%	12/01/06	920	985,301

					7,615,075

Real Estate Investment Trust — 1.5%
Archstone-Smith Trust	Baa1	5.00%	08/15/07	875	905,809
Duke Realty LP	Baa1	3.50%	11/01/07	800	802,554
EOP Operating LP	Baa2	6.763%	06/15/07	500	538,691
Equity One, Inc.	Baa3	3.875%	04/15/09	500	486,569
ERP Operating LP	Baa1	4.75%	06/15/09	650	666,745
ERP Operating LP	Baa1	6.63%	04/13/15	500	510,783
Shurgard Storage Centers, Inc.	Baa2	7.625%	04/25/07	750	820,280
Simon Property Group LP	Baa2	7.375%	01/20/06	595	627,341

					5,358,772

Retail — 2.3%
CVS Corp.	A3	4.00%	09/15/09	1,175	1,175,497
Federated Department Stores, Inc., Senior Notes	Baa1	6.625%	09/01/08	620	679,930
Gap, Inc.	Ba1	6.90%	09/15/07	725	788,438
JC Penney Co., Inc.	Ba3	7.375%	08/15/08	300	331,500
Kroger, Inc., Senior Notes	Baa2	8.15%	07/15/06	1,000	1,084,169
May Department Stores Co.	Baa2	3.95%	07/15/07	825	831,427
Safeway, Inc.	Baa2	2.50%	11/01/05	800	796,964
Safeway, Inc.	Baa2	4.95%	08/16/10	1,000	1,015,303
Target Corp.	A2	5.95%	05/15/06	1,300	1,367,007

					8,070,235

Sovereign — 0.8%
Republic of Korea	A3	8.875%	04/15/08	400	469,000
United Mexican States	Baa2	9.875%	02/01/10	1,150	1,417,950
United Mexican States, M.T.N.	Baa2	8.50%	02/01/06	965	1,032,550

					2,919,500

Technology — 1.8%
Computer Sciences Corp.	A3	6.75%	06/15/06	290	307,957
First Data Corp.	A1	3.90%	10/01/09	1,600	1,597,707
First Data Corp., M.T.N.	A1	6.375%	12/15/07	275	300,206
Fiserv Inc.	Baa2	4.00%	04/15/08	650	657,666
Hewlett-Packard Co.	A3	5.50%	07/01/07	500	528,555
International Business Machines Corp.	A1	4.875%	10/01/06	750	778,566
Sun Microsystems, Inc., Senior Notes	Baa3	7.50%	08/15/06	1,000	1,065,641
SunGard Data Systems Inc.	Baa2	3.75%	01/15/09	600	590,653
Unisys Corp., Senior Notes	Ba1	8.125%	06/01/06	500	533,125

					6,360,076

Telecommunications — 7.2%
AT&T Wireless Services, Inc., Senior Notes	Baa2	7.35%	03/01/06	2,000	2,123,804
AT&T Wireless Services, Inc., Senior Notes	Baa2	7.50%	05/01/07	400	440,685
Bellsouth Corp.	A1	4.20%	09/15/09	1,645	1,654,457
British Telecom PLC	NA	7.00%	05/23/07	950	1,033,125
British Telecom PLC	Baa1	7.625%	12/15/05	1,300	1,376,982
Citizens Communications Co.	Ba3	7.60%	06/01/06	650	686,562
Deutsche Telekom International Finance	Baa2	3.875%	07/22/08	900	903,592
France Telecom SA	Baa2	8.20%	03/01/06	1,860	1,986,938
Motorola Inc.	Baa3	4.608%	11/16/07	750	770,580
SBC Communications, Inc.	A1	5.75%	05/02/06	2,150	2,244,836
Sprint Capital Corp.	Baa3(b)	4.78%	08/17/06	1,000	1,028,067
Sprint Capital Corp.	Baa3	7.125%	01/30/06	2,645	2,789,055
Telecom Italia Capital	Baa2	4.00%	11/15/08	1,250	1,257,025

DRYDEN SHORT-TERM CORPORATE BOND FUND (Continued)

			September 30, 2004 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Telecomunicaciones de Puerto Rico Inc.	Baa1	6.65%	05/15/06	2,090	2,199,322
Telus Corp.	Baa3	7.50%	06/01/07	830	910,142
Verizon Global Funding Corp.	A2	6.125%	06/15/07	3,000	3,214,287
Vodafone Group PLC	A2	7.75%	02/15/10	750	879,790

					25,499,249

Tobacco — 0.4%
Altria Group, Inc.	Baa2	5.625%	11/04/08	30	30,632
Altria Group, Inc.	Baa2	6.95%	06/01/06	1,300	1,363,943

					1,394,575

TOTAL CORPORATE BONDS (cost $287,790,695)					288,428,661

U.S. TREASURY SECURITIES — 0.5%
United States Treasury Notes		2.375%	08/31/06	895	891,679
United States Treasury Notes		2.75%	08/15/07	840	837,703
United States Treasury Notes		3.375%	09/15/09	55	55,011

Total U.S. Treasury Securities (cost $1,789,220)					1,784,393

Total Long Term Investments (cost $308,176,391)					308,491,213

SHORT-TERM INVESTMENTS — 12.0%

CORPORATE BONDS — 11.1%

Aerospace / Defense — 0.5%
Raytheon Co.	Baa3	6.50%	07/15/05	1,700	1,750,327

Automotive — 0.5%
DaimlerChrysler North America Holding, Inc., M.T.N.	A3	3.40%	12/15/04	1,220	1,221,551
Lear Corp.	Baa3	7.96%	05/15/05	700	721,839

					1,943,390

Cable — 1.0%
Cox Communications, Inc.	Baa2	6.875%	06/15/05	2,520	2,581,821
TCI Communications, Inc., Senior Notes	Baa3	8.00%	08/01/05	1,000	1,055,473

					3,637,294

Consumer Products — 0.2%
Newell Rubbermaid, Inc.	Baa2	2.00%	05/01/05	900	896,540

Consumer Services — 0.7%
Erac USA Finance Co.	Baa1	8.25%	05/01/05	1,280	1,319,656
Fedex Corp.	Baa2(b)	1.88%	04/01/05	1,000	1,000,969

					2,320,625

Electrical Utilities — 1.7%
Appalachian Power Co., Senior Notes	Baa2	4.80%	06/15/05	900	912,209
Arizona Public Service Co.	Baa1	7.625%	08/01/05	650	675,561
Dominion Resources, Inc.	Baa1	2.80%	02/15/05	2,050	2,052,593

DRYDEN SHORT-TERM CORPORATE BOND FUND (Continued)

			September 30, 2004 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pepco Holdings, Inc.	Baa2	2.51125	11/15/04	1,500	1,499,794
South Carolina Electric & Gas Co.	A1	7.50%	06/15/05	1,000	1,032,899

					6,173,056

Environmental Services — 0.3%
USA Waste Services, Inc.	Baa3	7.00%	10/01/04	1,000	1,000,000

Food & Beverage — 0.2%
Tyson Foods, Inc.	Baa3	6.625%	10/01/04	550	550,000

Gas Pipelines — 0.7%
CenterPoint Energy Resources Corp.	Ba1	8.125%	07/15/05	750	780,654
Duke Energy Field Services LLC	Baa2	7.50%	08/16/05	1,600	1,662,570

					2,443,224

Industrials — 0.2%
Rpm International Inc., Senior Notes	Baa3	7.00%	06/15/05	715	724,256

Insurance
Aon Corp., Senior Notes	Baa2	8.65%	05/15/05	160	165,170

Integrated Energy — 1.0%
Enterprise Products Operating LP	Baa3	8.25%	03/15/05	700	715,534
Kerr-Mcgee Corp.	Baa3	5.375%	04/15/05	1,750	1,775,428
Parker & Parsley Petroleum Co., Senior Notes	Baa3	8.875%	04/15/05	1,000	1,031,572

					3,522,534

Media — 0.7%
News America Holdings, Inc., Senior Notes	Baa3	8.50%	02/15/05	1,060	1,079,749
Time Warner, Inc.	Baa1	5.625%	05/01/05	1,280	1,302,949

					2,382,698

Paper — 0.4%
Abitibi-Consolidated, Inc.	Ba2	8.30%	08/01/05	500	516,250
Westvaco Corp.	Baa2	6.85%	11/15/04	812	815,165
Weyerhaeuser Co.	Baa2	5.50%	03/15/05	225	227,955

					1,559,370

Railroads — 0.3%
Union Pacific Corp.	Baa2	7.60%	05/01/05	1,000	1,028,420

Real Estate Investment Trust — 0.7%
EOP Operating LP, Senior Notes	Baa2	6.625%	02/15/05	1,550	1,573,137
Simon Property Group LP	Baa2	6.75%	06/15/05	325	334,149
Simon Property Group LP, M.T.N.	Baa2	7.125%	06/24/05	400	412,918

					2,320,204

Technology — 0.9%
Compaq Computer Corp.	A3	7.65%	08/01/05	700	729,175
Computer Associates, Inc., Senior Notes	Ba1	6.375%	04/15/05	900	920,250
Electronic Data Systems Corp.	Ba1	6.85%	10/15/04	1,000	1,001,232
Hewlett-Packard Co.	A3	7.15%	06/15/05	580	599,021

					3,249,678

Telecommunications — 0.9%
Deutsche Telekom International Finance	Baa2	8.25%	06/15/05	1,950	2,025,381
Telefonica Europe	A3	7.35%	09/15/05	1,100	1,148,685

					3,174,066

Tobacco — 0.2%
Altria Group, Inc.	Baa2	7.00%	07/15/05	551	564,587

TOTAL CORPORATE BONDS (cost $40,109,006)					39,405,439

DRYDEN SHORT-TERM CORPORATE BOND FUND (Continued)

	September 30, 2004 (Unaudited)

	Shares	Value
MUTUAL FUND — 0.9%
Dryden Core Investment Fund - Taxable Money Market Series, (cost $3,069,205)	3,069,205	3,069,205

TOTAL SHORT-TERM INVESTMENTS (cost $43,178,211)		42,474,644

TOTAL INVESTMENTS — 98.8% (cost $351,354,602)(c)		350,965,857
Variation margins on open futures contracts (d)		1,077
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES — 1.2%		4,316,321

TOTAL NET ASSETS — 100.0%		$355,283,255

M.T.N.	– Medium Term Note
*	The Fund’s current prospectus contains a description of Moody’s Rating.
(a)	Segregated as collateral for financial futures contracts.
(b)	Indicates a variable rate security. The maturity date presented is the date on which the security can be redeemed at par. The interest rate shown reflects the rate in effect at September 30, 2004.
(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$351,357,239	$3,964,734	$4,356,116	$391,382

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

(d)	Open futures contracts as of September 30, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2004	Unrealized Appreciation/
	Long Positions:
347	U.S. T Notes 5 Yr.	Dec. 04	$38,378,616	$38,430,250	$51,634
	Short Positions:
48	U.S. T Notes 2 Yr.	Dec. 04	10,151,851	10,139,250	12,601

					$64,235

(e)	The Fund entered into a credit default swap agreement as of September 30, 2004. Details of the swap agreement outstanding as of September 30, 2004 was as follows:

Counterparty	Maturity Date	Notional Amount	Spread Lock	Underlying Bond	Unrealized Appreciation
				EnCana Corporation
Morgan Stanley Capital Services, Inc (f)	9/20/09	1,000,000	0.60	4.75%, 10/15/13	$5,925

(f)	Portfolio pays the floating rate and receives the fixed rate.

SCHEDULE OF INVESTMENTS

DRYDEN ULTRA SHORT BOND FUND

			September 30, 2004 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 64.4%

ASSET BACKED SECURITIES — 17.7%
American Express Credit Account Master(c)	Baa2	2.23%	03/15/12	$900	$900,000
American Express Credit Account Master, Ser. 2004-C, Class C(c)	Baa2	2.26%	02/15/12	560	560,000
American General Mortgage Loan Trust, Ser. 2003-1, Class A1(c)	Aaa	1.96%	04/25/33	86	86,112
Asset Backed Funding Corp.(c)	Aaa	2.37%	04/25/34	1,000	1,008,438
Bank of America Lease Equipment Trust, Ser. 2002-A, Class A3	Aaa	2.71%	08/21/06	1,270	1,272,700
Bank One Issuance Trust, Ser. 2002-C2, Class C2(c)	Baa2	2.75%	05/15/08	850	854,790
Bank One Issuance Trust, Ser. 2002-C3, Class C3	Baa2	3.76%	08/15/08	1,725	1,741,001
Chase Funding Mortgage Loan, Ser. 2003-6, Class 1A1(c)	Aaa	2.02%	10/25/18	2,164	2,164,799
Chase USA Master Trust, Ser. 2000-2, Class C	BBB(b)	7.98%	04/15/09	1,000	1,052,458
Conseco Finance Home Equity Loan Trust	A1	8.81%	03/15/32	400	426,812
Countrywide Asset Backed(c)	AAA(b)	2.02%	11/15/21	2,000	2,000,000
Countrywide Asset Backed(c)	NR	2.37%	02/15/35	1,000	1,000,000
Credit Suisse First Boston Mortgage(c)	Baa3	4.11%	12/15/30	750	753,287
First Franklin Mortgage Loan Trust(c)	Aaa	2.30%	10/25/34	500	500,000
First Franklin Mortgage Loan Trust, Ser. 2003-FF5, Class A2(c)	Aaa	2.49%	03/25/34	1,693	1,685,457
First USA Credit Card Master Trust, Ser. 1998-4, Class C(c)	BBB(b)	2.3113%	03/18/08	3,000	3,000,435
Fleet Credit Card Master Trust II, Ser. 1999-C, Class C(c)	BBB(b)	2.79%	04/16/07	2,500	2,501,126
Ford Credit Auto Owner Trust, Ser. 2001-D, Class A4	Aaa	4.72%	12/15/05	803	805,435
GE Capital Credit Card Master Note Trust(c)	Baa2	2.339%	10/20/32	1,000	1,000,000
Greenpoint Manufactured Housing, Ser. 2000-6, Class A2(c)	Aaa	2.1175%	09/22/23	1,475	1,507,629
Household Home Equity Loan Trust, Ser. 2003-1, Class M,(c)	Aa2	2.4412%	10/20/32	827	828,488
Household Mortgage Loan Trust, Ser. 2003-HC1, Class M(c)	Aa2	2.4613%	02/20/33	992	992,675
Household Mortgage Loan Trust, Ser. 2003-HC2, Class M(c)	Aa2	2.4113%	06/20/33	1,144	1,144,896
MBNA Master Credit Card Trust(c)	BBB(b)	2.96%	01/15/13	500	514,078
Morgan Stanley ABS Capital I(c)	NR	2.14%	07/25/34	1,000	999,999
Navistar Financial Corp. Owner Trust, Ser. 2003-A, Class A3	Aaa	1.73%	02/15/07	4,000	3,977,615
New Century Home Equity Loan Trust(c)	Aaa	2.34%	08/25/34	1,000	1,000,781
Residential Asset Mortgage Products, Inc., Ser. 2003-RS8, Class AIIB(c)	Aaa	2.18%	09/25/33	1,337	1,345,882
Residential Asset Mortgage Products, Inc., Ser. 2003-RZ5, Class A1(c)	Aaa	2.04%	05/25/23	2,993	2,993,077
Residential Asset Securities Corp., Se. 2003-KS10, Class AI1(c)	Aaa	2.02%	04/25/21	2,553	2,553,715
Residential Asset Securities Corp., Ser. 2003-KS4, Class AI1(c)	Aaa	1.92%	11/15/20	253	252,909
Vanderbilt Mortgage Finance, Ser. 2000-B, Class IA3	Aaa	8.255%	05/07/17	640	653,074
Vanderbilt Mortgage Finance, Ser. 2002-B, Class A3	Aaa	4.70%	10/07/18	620	627,233
WFS Financial Owner Trust, Ser. 2003-2, Class A3	Aaa	1.76%	01/21/08	4,000	3,985,631

					46,690,532

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.5%
Countrywide Home Loans, Ser. 2003-56, Class 3A2B(c)	Aaa	2.649%	12/25/33	126	126,015
Federal Home Loan Mortgage Corp., Ser. 2304, Class PG	Aaa	6.50%	03/15/30	5	5,101
Federal Home Loan Mortgage Corp., Ser. T-56, Class A1A	Aaa	1.863%	10/25/30	118	117,400
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-C, Class A1(c)	Aaa	2.17%	06/25/28	3,186	3,184,734
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-E, Class A1(c)	Aaa	2.15%	10/25/28	3,424	3,420,542

DRYDEN ULTRA SHORT BOND FUND (Continued)

			September 30, 2004 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Structured Asset Securities Corp., Ser. 2002-1A, Class 2A1(c)	Aaa	2.6715%	02/25/32	2,850	2,872,567
Washington Mutual, Inc., Ser. 2003-AR5, Class A3	Aaa	3.11%	06/25/33	23	22,514
Washington Mutual, Inc., Ser. 2003-AR6, Class A1(c)	Aaa	4.37%	06/25/33	1,476	1,490,988
Washington Mutual, Inc., Ser. 2003-AR9, Class 1A2A(c)	Aaa	2.34%	09/28/33	2,941	2,936,158
Wells Fargo Mortgage Backed Securities Trust, Ser. 2003-1, Class 2A2	Aaa	5.75%	02/25/33	345	345,664

					14,521,683

COMMERCIAL MORTGAGE BACKED SECURITIES — 3.0%
Banc of America Commercial Mortgage, Inc., Ser. 2003-C2, Class A1	AAA(b)	3.411%	03/11/41	1,858	1,852,035
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2000-WF1, Class A1	AAA(b)	7.64%	02/15/32	1,349	1,456,207
GS Mortgage Securities Corp. II	AAA(b)	6.97%	10/18/30	750	833,906
LB-UBS Commercial Mortgage Trust, Ser. 2003-C3, Class A1	Aaa	2.599%	05/15/27	3,813	3,735,879

					7,878,027

CORPORATE BONDS — 29.2%

Aerospace/Defense — 1.6%
General Dynamics Corp., Notes	A2	2.125%	05/15/06	3,000	2,967,423
Goodrich Corp., Notes	Baa3	6.45%	12/15/07	500	539,810
Lockheed Martin Corp., Gtd. Notes	Baa2	7.70%	06/15/08	550	625,839

					4,133,072

Airlines — 0.6%
Southwest Airlines Co., Pass-thru Certs., Ser. 01-1(a)	Aa2	5.496%	11/01/06	1,470	1,519,986

Automotive — 1.2%
Ford Motor Credit Co., Notes	A3	6.875%	02/01/06	1,000	1,046,422
General Motors Acceptance Corp., Notes	A3	6.125%	09/15/06	1,950	2,038,555

					3,084,977

Banks — 0.4%
BCH Cayman Islands, Ltd., Gtd. Notes	A1	6.50%	02/15/06	1,000	1,047,496

Brokerage Services — 0.2%
Bear Stearns Cos., Inc., Notes	A1	2.875%	07/02/08	445	432,241

Cable — 1.0%
Comcast Cable Communications, Inc., Sr. Notes	Baa3	6.375%	01/30/06	2,500	2,603,127

Capital Goods — 0.4%
John Deere Capital Corp., Notes	A3	4.50%	08/22/07	1,000	1,033,290

Chemicals — 0.7%
Eastman Chemical Co., Notes	Baa2	3.25%	06/15/08	350	342,379
ICI Wilmington, Inc., Gtd. Notes	Baa3	4.375%	12/01/08	1,000	1,011,506
Potash Corp. of Saskatchewan, Inc., Notes	Baa2	7.125%	06/15/07	500	547,020

					1,900,905

Commercial Services — 0.3%
Cendant Corp., Notes	Baa1	6.875%	08/15/06	800	852,681

Consumer Products — 0.1%
Altria Group, Inc., Notes	Baa2	6.95%	06/01/06	400	419,675

Diversified Manufacturing — 0.3%
Cooper Cameron Corp., Sr. Notes	Baa1	2.65%	04/15/07	970	950,336

Electrical Utilities — 3.6%
Consumers Energy Co., First Mtge.	Baa3	6.25%	09/15/06	600	632,547
DTE Energy Co., Sr. Notes	Baa2	6.45%	06/01/06	1,250	1,314,436
Duke Capital LLC, Senior Notes	Baa3	4.331%	11/16/06	300	305,413

DRYDEN ULTRA SHORT BOND FUND (Continued)

			September 30, 2004 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
FirstEnergy Corp., Ser. A, Sr. Notes	Baa3	5.50%	11/15/06	1,250	1,301,150
NiSource Finance Corp., Gtd. Notes	Baa3	7.625%	11/15/05	600	630,477
Pacific Gas & Electric Co., First Mtge.	Baa2	3.60%	03/01/09	1,000	988,336
PacifiCorp, First Mtge.	A3	4.30%	09/15/08	600	608,903
Progress Energy, Inc., Sr. Notes	Baa2	6.75%	03/01/06	1,000	1,050,152
PSE&G Power LLC, Gtd. Notes	Baa1	6.875%	04/15/06	1,000	1,056,601
Public Service Co. of Colorado, Collateral Trust, Ser. 14	A3	4.375%	10/01/08	500	510,732
Southern California Edison Co., First Mtge.	A3	8.00%	02/15/07	500	553,445
Virginia Electric & Power Co., Ser. A, Sr. Notes	A3	5.75%	03/31/06	500	520,178

					9,472,370

Entertainment — 0.5%
AOL Time Warner, Inc., Gtd. Notes	Baa1	6.125%	04/15/06	1,250	1,306,863

Enviornmental — 0.4%
Waste Management, Inc., Notes	Baa3	7.00%	10/15/06	1,000	1,072,353

Food & Beverage — 2.3%
Cargill, Inc., Notes	A2	3.625%	03/04/09	580	573,575
Diageo Capital PLC, Notes	A2	3.50%	11/19/07	1,000	1,002,263
Kraft Foods, Inc., Notes	A3	4.625%	11/01/06	2,750	2,828,136
Miller Brewing Co., Notes	Baa1	4.25%	08/15/08	1,000	1,016,545
Tyson Foods, Inc., Notes	Baa3	7.25%	10/01/06	505	541,572

					5,962,091

Gaming — 0.3%
Harrah’s Operating, Inc., Gtd. Notes	Baa3	7.125%	06/01/07	850	922,260

Gas Pipelines — 0.3%
Enterprise Products Operating LP, Sr. Notes	Baa3	4.00%	10/15/07	300	301,656
Panhandle Eastern Pipe Line Co., Sr. Notes	Baa3	2.75%	03/15/07	500	490,743

					792,399

Health & Pharmaceuticals — 0.5%
Anthem, Inc., Notes	Baa1	3.50%	09/01/07	400	400,063
Hospira, Inc., Notes	Baa3	4.95%	06/15/09	190	194,781
Quest Diagnostics, Inc., Gtd. Notes	Baa2	6.75%	07/12/06	600	637,154

					1,231,998

Independent Energy — 0.8%
Burlington Resources Finance Co., Gtd. Notes	Baa1	5.60%	12/01/06	690	723,747
Occidental Petroleum Corp., Sr. Notes	Baa1	5.875%	01/15/07	150	158,451
Ocean Energy, Inc., Gtd. Notes	Baa3	4.375%	10/01/07	1,240	1,266,961

					2,149,159

Industrials — 0.3%
Maytag Corp., Ser. D, M.T.N.	Baa2	6.875%	03/31/06	750	784,322

Insurance — 1.0%
Hartford Financial Services Group, Inc., Sr. Notes	A3	2.375%	06/01/06	2,650	2,620,988

Integrated Energy — 0.6%
ChevronTexaco Corp., Gtd. Notes	Aa3	0.01%	11/17/05	1,000	963,190
USX Corp., Notes	Baa1	6.65%	02/01/06	555	582,081

					1,545,271

Lodging — 0.5%
Carnival Corp., Gtd. Notes	A3	3.75%	11/15/07	1,000	1,004,727
P & O Princess, Notes	A3	7.30%	06/01/07	330	359,867

					1,364,594

Media & Entertainment — 0.8%
Clear Channel Communications, Inc., Gtd. Notes	Baa3	8.00%	11/01/08	420	476,292
Clear Channel Communications, Inc., Sr. Notes	Baa3	6.00%	11/01/06	1,000	1,050,054

DRYDEN ULTRA SHORT BOND FUND (Continued)

			September 30, 2004 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Donnelley (R. R.) & Sons Co., Notes	Baa1	3.75%	04/01/09	500	492,486

					2,018,832

Non-Captive Consumer Finance — 1.2%
Capital One Bank, Sr. Notes	Baa2	6.875%	02/01/06	820	862,199
Household Finance Corp., M.T.N.	A1	3.375%	02/21/06	1,500	1,512,394
MBNA America Bank, Bank Notes	Baa1	6.50%	06/20/06	645	681,915

					3,056,508

Non-Captive Diversified Finance — 1.6%
General Electric Capital Corp., Ser. A, M.T.N.(a)	Aaa	2.85%	01/30/06	3,300	3,308,431
International Lease Finance Corp., Notes	A1	2.95%	05/23/06	1,000	997,449

					4,305,880

Paper — 0.4%
MeadWestvaco Corp., Notes	Baa2	2.75%	12/01/05	1,000	1,000,024

Railroads — 1.4%
Canadian National Railway Co., Notes(c)	Baa1	6.45%	07/15/06	1,500	1,583,905
CSX Corp., Notes	Baa2	2.75%	02/15/06	820	817,789
CSX Corp., Notes	Baa2	7.45%	05/01/07	865	946,758
Union Pacific Corp., Notes	Baa2	5.75%	10/15/07	400	424,822

					3,773,274

Real Estate Investment Trust — 1.5%
Archstone-Smith Trust, Notes	Baa1	5.00%	08/15/07	845	874,752
ERP Operating LP, Notes	Baa1	6.63%	04/13/15	2,000	2,043,132
Shurgard Storage Centers, Inc., Notes	Baa2	7.625%	04/25/07	500	546,854
Simon Property Group LP, Notes	Baa2	7.375%	01/20/06	360	379,567

					3,844,305

Restaurants — 0.4%
Yum! Brands, Inc., Sr. Notes	Baa3	8.50%	04/15/06	1,000	1,080,027

Retail — 0.3%
May Department Stores Co., Notes	Baa2	3.95%	07/15/07	685	690,336

Technology — 0.6%
Motorola, Inc., Notes	Baa3	4.608%	11/16/07	310	318,506
SunGard Data Systems, Inc., Notes	Baa2	3.75%	01/15/09	760	748,160
Unisys Corp., Sr. Notes	Ba1	8.125%	06/01/06	500	533,125

					1,599,791

Telecommunications - Wireless — 0.5%
Verizon Wireless Capital LLC, Notes	A3	5.375%	12/15/06	1,200	1,256,100

Telecommunications - Wirelines — 2.6%
Bellsouth Corp., Notes	A1	4.20%	09/15/09	600	603,449
British Telecom PLC, Notes	Baa1	1.00%	12/15/05	1,000	1,059,217
CenturyTel, Inc., Sr. Notes, Ser. C	Baa2	6.55%	12/01/05	240	249,240
Citizens Communications Co., Notes	Ba3	8.50%	05/15/06	400	429,000
France Telecom SA, Notes	Baa2	7.95%	03/01/06	1,200	1,281,895
Sprint Capital Corp., Gtd. Notes	Baa3	7.125%	01/30/06	1,250	1,318,079
Telus Corp., Notes	Baa3	7.50%	06/01/07	800	877,246
Verizon Global Funding Corp., Notes	A2	6.125%	06/15/07	1,000	1,071,429

					6,889,555

					76,717,086

U.S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES — 8.6%
Federal National Mortgage Association(c)	Aaa	3.318%	03/01/33	2,492	2,514,516
Federal National Mortgage Association(c)	Aaa	4.448%	03/01/33	3,121	3,191,802
Federal National Mortgage Association(c)	Aaa	4.529%	03/01/33	4,012	4,087,794

DRYDEN ULTRA SHORT BOND FUND (Continued)

			September 30, 2004 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal National Mortgage Association(c)	Aaa	4.715%	12/01/32	1,853	1,911,398
Federal National Mortgage Association(c)	Aaa	4.873%	12/01/32	1,553	1,591,634
Federal National Mortgage Association(c)	Aaa	5.079%	07/01/33	2,624	2,712,638
Federal National Mortgage Association	Aaa	6.50%	06/01/16	528	559,563
Government National Mortgage Association	Aaa	5.50%	05/15/33-06/15/33	2,638	2,688,836
Government National Mortgage Association	Aaa	6.00%	10/15/33	1,980	2,055,649
Government National Mortgage Association	Aaa	6.01%	11/15/33	498	516,836
Government National Mortgage Association	Aaa	7.00%	07/15/33	687	731,918

					22,562,584

U.S. GOVERNMENT SECURITIES — 0.4%
United States Treasury Notes	Aaa	2.375%	08/31/06	360	358,664
United States Treasury Notes	Aaa	2.75%	07/31/06	25	25,094
United States Treasury Notes	Aaa	3.375%	09/15/09	140	140,027
United States Treasury Notes	Aaa	3.875%	05/15/09	470	481,420

					1,005,205

TOTAL LONG-TERM INVESTMENTS (cost $168,625,082)					169,375,117

SHORT-TERM INVESTMENTS — 35.2%

COMMERCIAL PAPER — 2.8%
Bradford & Bingley PLC	P-1	1.62%	10/08/04	4,000	3,997,872
Kellogg Co.	P-2	1.90%	10/21/04	3,403	3,399,408

					7,397,280

CORPORATE BONDS — 26.0%

Aerospace/Defense — 0.5%
Raytheon Co., Notes	Baa3	6.50%	07/15/05	1,250	1,287,005

Automotive — 3.9%
American Honda Finance Corp., M.T.N.(c)	A1	1.72%	10/12/04	1,750	1,750,668
DaimlerChrysler North America Holding, Inc.(c)	A3	2.34%	12/10/04	500	500,529
DaimlerChrysler North America Holding, Inc., Ser. D, M.T.N.(c)	A3	2.75%	12/29/04	2,000	2,009,830
General Motors Acceptance Corp., Notes(c)	A3	2.51%	10/18/04	2,000	2,003,178
Lear Corp., Ser. B, Gtd. Notes	Baa3	7.96%	05/15/05	1,000	1,031,199
VW Credit, Inc., Gtd., M.T.N.(c)	A3	1.9125%	10/22/04	3,000	3,000,789

					10,296,193

Brokerage Services — 1.9%
Bear Stearns Cos., Inc., Notes(c)	A1	2.16%	12/20/04	238	238,765
Goldman Sachs Group, Inc., Ser. E, M.T.N.(c)	Aa3	1.72%	10/12/04	2,400	2,402,467
Morgan Stanley, Notes(c)	Aa3	1.73%	10/12/04	2,400	2,402,998

					5,044,230

Building/Construction — 0.5%
Masco Corp., Notes(c)	Baa1	2.11%	12/09/04	900	901,416
RPM, Inc., Sr. Notes	Baa3	7.00%	06/15/05	560	567,250

					1,468,666

Capital Goods — 0.8%
Caterpillar Financial Services Corp., Notes(c)	A2	1.88%	11/26/04	2,000	1,999,920

Consumer Products — 0.3%
Newell Rubbermaid, Inc., Notes	Baa2	2.00%	05/01/05	770	767,040

Electrical Utilities — 2.8%
AEP Texas Central Co., Sr. Note, Ser. F	Baa2	3.00%	02/15/05	1,000	1,001,871
Dominion Resources, Inc., Notes	Baa1	2.80%	02/15/05	2,500	2,503,162
NiSource Finance Corp.(c)	Baa3	2.44%	11/04/04	1,000	1,000,241
Pepco Holdings, Inc.(c)	Baa2	2.51%	11/15/04	1,600	1,599,777

DRYDEN ULTRA SHORT BOND FUND (Continued)

			September 30, 2004 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Southern California Edison Co., Notes(c)	A3	1.89%	10/13/04	1,400	1,405,435

					7,510,486

Entertainment — 1.1%
Liberty Media Corp., Sr. Notes(c)	Baa3	3.38%	12/15/04	1,600	1,617,136
Walt Disney Co., Notes	Baa1	7.30%	02/08/05	1,250	1,271,435

					2,888,571

Food & Beverage — 0.5%
ConAgra Foods, Inc., Notes	Baa1	7.50%	09/15/05	1,250	1,301,425

Gas Pipelines — 0.6%
CenterPoint Energy Resources Corp., Notes, Ser. B	Ba1	8.125%	07/15/05	500	520,436
Duke Energy Field Services Corp., Notes	Baa2	7.50%	08/16/05	1,100	1,143,017

					1,663,453

Health & Pharmaceuticals — 0.4%
HCA, Inc., Notes	Ba1	6.91%	06/15/05	1,075	1,099,381

Independent Energy — 0.5%
Kerr-McGee Corp., Gtd. Notes	Baa3	5.375%	04/15/05	1,200	1,217,436

Metals — 1.8%
Alcan, Inc., Deb.(c)	Baa1	2.10%	12/08/04	4,650	4,649,605

Non-Captive Consumer Finance — 0.6%
MBNA America Bank, Sr. Notes	Baa1	7.75%	09/15/05	500	520,675
PACCAR Financial Corp., Ser. J, M.T.N.(c)	A1	1.57%	10/20/04	1,000	1,000,702

					1,521,377

Non-Captive Diversified Finance — 0.9%
CIT Group, Inc., Sr. Notes, M.T.N.(c)	A2	1.92%	11/04/04	2,000	2,003,292
CIT Group, Inc., Sr. Notes, M.T.N.(c)	A2	3.18%	10/29/04	400	401,778

					2,405,070

Non-Corporate Foreign Local Government — 0.6%
Bayerische Landesbank, Notes	AAA(b)	1.89%	12/17/04	1,500	1,500,037

Non-Corporate Sovereign — 0.8%
Petroleos Mexicanos, Gtd. Notes	Baa1	6.50%	02/01/05	2,000	2,026,000

Oil & Gas — 0.4%
Parker & Parsley Petroleum Co., Sr. Notes	Baa3	8.875%	04/15/05	1,000	1,031,572

Paper — 0.4%
Abitibi-Consolidated, Inc., Notes	Ba2	8.30%	08/01/05	500	516,250
Weyerhaeuser Co., Notes	Baa2	5.50%	03/15/05	615	623,077

					1,139,327

Railroads — 0.5%
Union Pacific Corp., Notes	Baa2	7.60%	05/01/05	1,200	1,234,104

Real Estate Investment Trust — 0.4%
Simon Property Group LP, Notes	Baa2	6.75%	06/15/05	965	992,168

Supermarkets — 0.1%
Safeway, Inc., Notes(c)	Baa2	2.1638%	11/01/04	280	280,281

Technology — 1.8%
Computer Associates International, Inc., Ser. B, Sr. Notes	Ba1	6.375%	04/15/05	500	511,250
Eastman Kodak Co., M.T.N.(c)	Baa3	2.26%	11/08/04	2,500	2,498,645
Electronic Data System Corp., Notes	Ba1	6.85%	10/15/04	750	750,924
Hewlett-Packard Co., Notes	A3	7.15%	06/15/05	1,000	1,032,795

					4,793,614

Telecommunications - Wireless — 1.0%
AT&T Wireless Services, Inc., Sr. Notes	Baa2	6.875%	04/18/05	1,250	1,279,217

DRYDEN ULTRA SHORT BOND FUND (Continued)

			September 30, 2004 (Unaudited)

	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value
Verizon Wireless Capital LLC, Notes(c)	A3	1.81%	11/23/04	1,500	1,499,238

					2,778,455

Telecommunications - Wirelines — 0.9%
Deutsche Telekom International Finance BV, Gtd. Notes	Baa2	8.25%	06/15/05	1,200	1,246,388
Telefonica Europe BV, Notes	A3	7.35%	09/15/05	1,000	1,044,259

					2,290,647

Tobacco — 0.1%
Philip Morris Cos., Inc., Notes	Baa2	7.00%	07/15/05	265	271,535

Transportation Services — 1.5%
Erac USA Finance Co., Notes	Baa1	8.25%	05/01/05	1,000	1,030,981
Fedex Corp., Notes(c)	Baa2	1.88%	10/01/04	3,000	3,002,907

					4,033,888

Waste Management — 0.4%
USA Waste Services, Inc.	Baa3	7.00%	10/01/04	1,000	1,000,000

					68,491,486

U.S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES — 1.5%
Federal National Mortgage Association	Aaa	4.00%	10/01/04	4,004	4,005,081
U.S. GOVERNMENT AGENCY SECURITIES — 2.3%
Federal Home Loan Bank(c)	Aaa	1.60%	03/01/05	6,000	5,992,800

MUTUAL FUND — 2.6%				Shares
Dryden Core Investment Fund - Taxable Money Market Series				6,809,744	6,809,743
TOTAL SHORT-TERM INVESTMENTS (cost $94,041,603)					92,696,390

TOTAL INVESTMENTS — 99.6% (cost $ 262,666,685(d))					262,071,507
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%					1,002,482

TOTAL NET ASSETS — 100.0%					$263,073,989

(a)	Segregated as collateral for financial futures contracts.
(b)	Standard & Poor’s rating.
(c)	Indicates a variable rate security. The maturity date presented is the date on which the security can be redeemed at par. The interest rate shown reflects the rate in effect at September 30, 2004.
(d)	The United States Federal income tax basis of the Fund’s investments and the net unrealized depreciation as of September 30, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Depreciation
$265,641,891	$253,301	$3,823,685	$3,570,384

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

Open futures contracts as of September 30, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2004	Unrealized Appreciation/ (Depreciation)
Short Positions:
127	U.S. T-Notes 5 Yr.	Dec. 2004	$13,993,923	$14,065,250	$(71,327)
249	U.S. T-Notes 2 Yr.	Dec. 2004	$52,622,585	$52,597,359	25,226

					(46,101)

M.T.N. – Medium Term Note.

NR – Not Rated by Moody’s or Standard Poor’s.

* The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Swaps are valued by “marking-to-market” the unrealized gains or loses daily.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Portfolio invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.SEC.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Short Term Bond Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date November 23, 2004

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 23, 2004

*	Print the name and title of each signing officer under his or her signature.